Other employee benefits (Schedule of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Employee Benefits [Line Items]
Unfunded benefit obligation	$ 87,216	$ 128,843	$ 129,616
Vacation accrual and other - non-current	2,607	3,275
Net liability	$ 89,823	$ 132,118